Equipment - Disclosure of detailed information about property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 3,277
Property, plant and equipment at end of period	2,438	$ 3,277
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	56,000	56,000
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	56,000	56,000
Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(52,723)	(51,575)
Depreciation	839	1,148
Property, plant and equipment at end of period	(53,562)	(52,723)
Furniture and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,441
Property, plant and equipment at end of period	1,153	1,441
Furniture and Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	14,249	14,249
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	14,249	14,249
Furniture and Equipment [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(12,808)	(12,447)
Depreciation	288	361
Property, plant and equipment at end of period	(13,096)	(12,808)
Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,836
Property, plant and equipment at end of period	1,285	1,836
Computer Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	41,751	41,751
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	41,751	41,751
Computer Equipment [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(39,915)	(39,128)
Depreciation	551	787
Property, plant and equipment at end of period	$ (40,466)	$ (39,915)